RELATED PARTY TRANSACTIONS	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6. RELATED PARTY TRANSACTIONS

On June 23, 2015 the Company entered into an agreement (“Agreement”) with Zander Therapeutics, Inc. ( “Zander”) whereby The Company granted to Zander an exclusive worldwide right and license for the development and commercialization of certain intellectual property controlled by The Company (” License IP”) for non-human veterinary therapeutic use for a term of fifteen years. Zander is under common control with the Company.

Pursuant to the Agreement, Zander shall pay to The Company one-time, non-refundable, upfront payment of one hundred thousand US dollars ($100,000) as a license initiation fee which must be paid within 90 days of June 23, 2015 and an annual non-refundable payment of one hundred thousand US dollars ($100,000) on July 15th, 2016 and each subsequent anniversary of the effective date of the Agreement.

The abovementioned payments may be made, at Zander’s discretion, in cash or newly issued common stock of Zander.

Pursuant to the Agreement, Zander shall pay to The Company royalties equal to four percent (4%) of the Net Sales , as such term is defined in the Agreement, of any Licensed Products, as such term is defined in the Agreement, in a Quarter.

Pursuant to the Agreement, Zander will pay The Company ten percent (10%) of all consideration (in the case of in-kind consideration, at fair market value as monetary consideration) received by Zander from sublicensees ( excluding royalties from sublicensees based on Net Sales of any Licensed Products for which The Company receives payment pursuant to the terms and conditions of the Agreement).

Zander is obligated pay to The Company minimum annual royalties of ten thousand US dollars ($10,000) payable per year on each anniversary of the Effective Date of this Agreement, commencing on the second anniversary of June 23, 2015. This minimum annual royalty is only payable to the extent that royalty payments made during the preceding 12-month period do not exceed ten thousand US dollars ($10,000).

The Agreement may be terminated by The Company:

If Zander has not sold any Licensed Product by ten years of the effective date of the Agreement or Zander has not sold any Licensed Product for any twelve (12) month period after Zander’s first commercial sale of a Licensed Product.

The Agreement may be terminated by Zander with regard to any of the License IP if by five years from the date of execution of the Agreement a patent has not been granted by the United States patent and Trademark Office to The Company with regard to that License IP.

The Agreement may be terminated by Zander with regard to any of the License IP if a patent that has been granted by the United States patent and Trademark Office to The Company with regard to that License IP is terminated.

The Agreement may be terminated by either party in the event of a material breach by the other party.

On December 17, 2018 Regen Biopharma, Inc.(“Licensor”) , KCL Therapeutics, Inc. (“Assignee”) and Zander Therapeutics, Inc. (“Licensee”) entered into a LICENSE ASSIGNMENT AND CONSENT AGREEMENT whereby, with regards to certain intellectual property which was assigned by Regen Biopharma, Inc.(“Assigned Properties”) to its wholly owned subsidiary KCL Therapeutics, Inc., Licensor hereby transfers and assigns to Assignee all rights, duties, and obligations of Licensor under the Agreement with respect to the Assigned Properties , and Assignee agrees to assume such duties and obligations thereunder and be bound to the terms of the Agreement with respect thereto.

On December 16, 2019 Zander Therapeutics, Inc. (“Zander”), KCL Therapeutics, Inc. (“KCL”) and Regen Biopharma, Inc. (“Regen”) entered into an agreement (“Agreement”) whereby:

1) Zander shall return for cancellation 194,285,714 shares of the Series A Preferred stock of Regen (“Conversion Shares”) acquired by Zander through conversion of $340,000 of principal indebtedness of a $350,000 convertible note payable issued by Regen to Zander. Subsequent to this event the principal amount due to Zander by Regen pursuant to the Convertible Note shall be $350,000 which shall be applied pursuant to the Agreement.

2) A $35,000 one time charge due to Zander by Regen (“One Time Charge”) shall be applied pursuant to the Agreement.

3) $75,900 of principal indebtedness due to Regen by Zander and $4,328 of accrued but unpaid interest due by Regen to Zander shall be applied pursuant to the Agreement.

No actions were taken by any of the parties to enforce the terms of the Agreement.

On April 15, 2021 the Agreement was amended as follows so that the material terms and conditions shall be:

a) Zander shall not return the Conversion shares for cancellation and the principal indebtedness of the aforementioned convertible note shall not reflect such return

b) As of December 16, 2019 all principal and accrued interest payable by Regen to Zander on that date resulting from Promissory Notes issued by Regen to Zander shall be credited towards amounts due by Zander pursuant to that agreement, as amended, entered into by and between Zander and Regen on June 23, 2015 (“License Agreement”) whereby Regen granted to Zander an exclusive worldwide right and license for the development and commercialization of certain intellectual property controlled by Regen for non-human veterinary therapeutic use for a term of fifteen years and that License Assignment And Consent agreement entered into by and between Regen, KCL and Zander on December 17, 2018 whereby Regen transferred and assigned to KCL all rights, duties, and obligations of Regen under the License Agreement and KCL agreed to assume such duties and obligations thereunder and be bound to the terms of the License Agreement with respect thereto.

Zander and Regen are under common control.

On September 30, 2018 Regen Biopharma, Inc. (“Regen”) issued a convertible promissory note in the principal amount of $350,000 (“Note”) to Zander Therapeutics, Inc. (“Zander”). Consideration for the Note consisted of $350,000. A onetime interest charge of 10% of the principal amount shall be applied to the principal amount of the Note. The Note is due and payable 24 months from the effective date.

Zander has the right, at any time after the September 30, 2018, at its election, to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of Series A Preferred stock of Regen as per this conversion formula: Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price is the greater of $0.0001 or 60% of the lowest trade price in the 25 trading days previous to the conversion. Zander, at any time prior to selling all of the shares from a conversion, may, for any reason, rescind any portion, in whole or in part, of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the Principal Sum with the rescinded conversion shares returned to Regen.

As of December 31, 2022, $10,000 of the principal amount of the Note remains outstanding.

On October 8,2021 the Company entered into an agreement with Dr. Brian Koos, MD PhD whereby Dr. Brian Koos would provide services to the Company consisting of :

a) Reviewing existing publications on research being conducted on Checkpoint NR2F6.

b) Identifying the most promising applications for the Company’s technology

c) Drafting a “white paper” on results for 1(b)

d) Making introductions to known experts in appropriate fields identified in 1(b).

Dr. Brian Koos is to be paid compensated $117,000 as total consideration for performing the abovementioned tasks. During the quarter ended December 31, 2021 Dr. Brian Koos was paid the amount of $80,275 and during the quarter ended March 31, 2022 Dr. Brian Koos was paid $36,975. Dr. Brian Koos is the brother of David Koos the Chairman and Chief Executive Officer of the Company.

As of December 31, 2022 the Company is indebted to David R. Koos the Company’s sole officer and director in the amount of $710. $710 lent to the Company by Koos is due and payable at the demand of the holder and bear simple interest at a rate of 15% per annum.

During the quarter ended December 31, 2021 the Company paid $5,000 of rental expenses to the landlord of BST Partners as consideration to BST Partners for use of office space. BST Partners is controlled by David R. Koos the Chairman and Chief Executive Officer of the Company.

On January 13, 2022 Regen Biopharma, Inc. entered into a sublease agreement with BST Partners (“BST”) whereby Regen Biopharma, Inc. would sublet office space located at 4700 Spring Street, Suite 304, La Mesa, California 91942 from BST on a month to month basis for $5,000 per month beginning January 14, 2022.

BST Partners is controlled by David Koos who serves as the sole officer and director of Regen Biopharma, Inc.

NOTE 6. RELATED PARTY TRANSACTIONS

On June 23, 2015 the Company entered into an agreement (“Agreement”) with Zander Therapeutics, Inc. ( “Zander”) whereby The Company granted to Zander an exclusive worldwide right and license for the development and commercialization of certain intellectual property controlled by The Company (” License IP”) for non-human veterinary therapeutic use for a term of fifteen years. Zander is under common control with the Company.

Pursuant to the Agreement, Zander shall pay to The Company one-time, non-refundable, upfront payment of one hundred thousand US dollars ($100,000) as a license initiation fee which must be paid within 90 days of June 23, 2015 and an annual non-refundable payment of one hundred thousand US dollars ($100,000) on July 15th, 2016 and each subsequent anniversary of the effective date of the Agreement.

The abovementioned payments may be made, at Zander’s discretion, in cash or newly issued common stock of Zander.

Pursuant to the Agreement, Zander shall pay to The Company royalties equal to four percent (4%) of the Net Sales , as such term is defined in the Agreement, of any Licensed Products, as such term is defined in the Agreement, in a Quarter.

Pursuant to the Agreement, Zander will pay The Company ten percent (10%) of all consideration (in the case of in-kind consideration, at fair market value as monetary consideration) received by Zander from sublicensees ( excluding royalties from sublicensees based on Net Sales of any Licensed Products for which The Company receives payment pursuant to the terms and conditions of the Agreement).

Zander is obligated pay to The Company minimum annual royalties of ten thousand US dollars ($10,000) payable per year on each anniversary of the Effective Date of this Agreement, commencing on the second anniversary of June 23, 2015. This minimum annual royalty is only payable to the extent that royalty payments made during the preceding 12-month period do not exceed ten thousand US dollars ($10,000).

The Agreement may be terminated by The Company:

If Zander has not sold any Licensed Product by ten years of the effective date of the Agreement or Zander has not sold any Licensed Product for any twelve (12) month period after Zander’s first commercial sale of a Licensed Product.

The Agreement may be terminated by Zander with regard to any of the License IP if by five years from the date of execution of the Agreement a patent has not been granted by the United States patent and Trademark Office to The Company with regard to that License IP.

The Agreement may be terminated by Zander with regard to any of the License IP if a patent that has been granted by the United States patent and Trademark Office to The Company with regard to that License IP is terminated.

The Agreement may be terminated by either party in the event of a material breach by the other party.

On December 17, 2018 Regen Biopharma, Inc.(“Licensor”) , KCL Therapeutics, Inc. (“Assignee”) and Zander Therapeutics, Inc. (“Licensee”) entered into a LICENSE ASSIGNMENT AND CONSENT AGREEMENT whereby, with regards to certain intellectual property which was assigned by Regen Biopharma, Inc.(“Assigned Properties”) to its wholly owned subsidiary KCL Therapeutics, Inc., Licensor hereby transfers and assigns to Assignee all rights, duties, and obligations of Licensor under the Agreement with respect to the Assigned Properties , and Assignee agrees to assume such duties and obligations thereunder and be bound to the terms of the Agreement with respect thereto.

On December 16, 2019 Zander Therapeutics, Inc. (“Zander”), KCL Therapeutics, Inc. (“KCL”) and Regen Biopharma, Inc. (“Regen”) entered into an agreement (“Agreement”) whereby:

1) Zander shall return for cancellation 194,285,714 shares of the Series A Preferred stock of Regen (“Conversion Shares”) acquired by Zander through conversion of $340,000 of principal indebtedness of a $350,000 convertible note payable issued by Regen to Zander. Subsequent to this event the principal amount due to Zander by Regen pursuant to the Convertible Note shall be $350,000 which shall be applied pursuant to the Agreement.

2) A $35,000 one time charge due to Zander by Regen (“One Time Charge”) shall be applied pursuant to the Agreement.

3) $75,900 of principal indebtedness due to Regen by Zander and $4,328 of accrued but unpaid interest due by Regen to Zander shall be applied pursuant to the Agreement.

No actions were taken by any of the parties to enforce the terms of the Agreement.

On April 15, 2021 the Agreement was amended as follows so that the material terms and conditions shall be:

a) Zander shall not return the Conversion shares for cancellation and the principal indebtedness of the aforementioned convertible note shall not reflect such return

b) As of December 16, 2019 all principal and accrued interest payable by Regen to Zander on that date resulting from Promissory Notes issued by Regen to Zander shall be credited towards amounts due by Zander pursuant to that agreement, as amended, entered into by and between Zander and Regen on June 23, 2015 (“License Agreement”) whereby Regen granted to Zander an exclusive worldwide right and license for the development and commercialization of certain intellectual property controlled by Regen for non-human veterinary therapeutic use for a term of fifteen years and that License Assignment And Consent agreement entered into by and between Regen, KCL and Zander on December 17, 2018 whereby Regen transferred and assigned to KCL all rights, duties, and obligations of Regen under the License Agreement and KCL agreed to assume such duties and obligations thereunder and be bound to the terms of the License Agreement with respect thereto.

Zander and Regen are under common control.

On September 30, 2018 Regen Biopharma, Inc. (“Regen”) issued a convertible promissory note in the principal amount of $350,000 (“Note”) to Zander Therapeutics, Inc. (“Zander”). Consideration for the Note consisted of $350,000. A onetime interest charge of 10% of the principal amount shall be applied to the principal amount of the Note. The Note is due and payable 24 months from the effective date.

Zander has the right, at any time after the September 30, 2018, at its election, to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of Series A Preferred stock of Regen as per this conversion formula: Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price is the greater of $0.0001 or 60% of the lowest trade price in the 25 trading days previous to the conversion. Zander, at any time prior to selling all of the shares from a conversion, may, for any reason, rescind any portion, in whole or in part, of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the Principal Sum with the rescinded conversion shares returned to Regen.

As of March 31, 2023, $10,000 of the principal amount of the Note remains outstanding.

On October 8,2021 the Company entered into an agreement with Dr. Brian Koos, MD PhD whereby Dr. Brian Koos would provide services to the Company consisting of :

a) Reviewing existing publications on research being conducted on Checkpoint NR2F6.

b) Identifying the most promising applications for the Company’s technology

c) Drafting a “white paper” on results for 1(b)

d) Making introductions to known experts in appropriate fields identified in 1(b).

Dr. Brian Koos is to be paid compensated $117,000 as total consideration for performing the abovementioned tasks. During the quarter ended December 31, 2021 Dr. Brian Koos was paid the amount of $80,275 and during the quarter ended March 31, 2022 Dr. Brian Koos was paid $36,975. Dr. Brian Koos is the brother of David Koos the Chairman and Chief Executive Officer of the Company.

As of March 31, 2023 the Company is indebted to David R. Koos the Company’s sole officer and director in the amount of $710. $710 lent to the Company by Koos is due and payable at the demand of the holder and bear simple interest at a rate of 15% per annum.

On January 13, 2022 Regen Biopharma, Inc. entered into a sublease agreement with BST Partners (“BST”) whereby Regen Biopharma, Inc. would sublet office space located at 4700 Spring Street, Suite 304, La Mesa, California 91942 from BST on a month to month basis for $5,000 per month beginning January 14, 2022.

BST Partners is controlled by David Koos who serves as the sole officer and director of Regen Biopharma, Inc.

NOTE 6. RELATED PARTY TRANSACTIONS

On June 23, 2015 the Company entered into an agreement (“Agreement”) with Zander Therapeutics, Inc. (“Zander”) whereby The Company granted to Zander an exclusive worldwide right and license for the development and commercialization of certain intellectual property controlled by The Company (” License IP”) for non-human veterinary therapeutic use for a term of fifteen years. Zander is under common control with the Company.

Pursuant to the Agreement, Zander shall pay to The Company one-time, non-refundable, upfront payment of one hundred thousand US dollars ($100,000) as a license initiation fee which must be paid within 90 days of June 23, 2015 and an annual non-refundable payment of one hundred thousand US dollars ($100,000) on July 15th, 2016 and each subsequent anniversary of the effective date of the Agreement.

The abovementioned payments may be made, at Zander’s discretion, in cash or newly issued common stock of Zander.

Pursuant to the Agreement, Zander shall pay to The Company royalties equal to four percent (4%) of the Net Sales , as such term is defined in the Agreement, of any Licensed Products, as such term is defined in the Agreement, in a Quarter.

Pursuant to the Agreement, Zander will pay The Company ten percent (10%) of all consideration (in the case of in-kind consideration, at fair market value as monetary consideration) received by Zander from sublicensees (excluding royalties from sublicensees based on Net Sales of any Licensed Products for which The Company receives payment pursuant to the terms and conditions of the Agreement).

Zander is obligated pay to The Company minimum annual royalties of ten thousand US dollars ($10,000) payable per year on each anniversary of the Effective Date of this Agreement, commencing on the second anniversary of June 23, 2015. This minimum annual royalty is only payable to the extent that royalty payments made during the preceding 12-month period do not exceed ten thousand US dollars ($10,000).

The Agreement may be terminated by The Company:

If Zander has not sold any Licensed Product by ten years of the effective date of the Agreement or Zander has not sold any Licensed Product for any twelve (12) month period after Zander’s first commercial sale of a Licensed Product.

The Agreement may be terminated by Zander with regard to any of the License IP if by five years from the date of execution of the Agreement a patent has not been granted by the United States patent and Trademark Office to The Company with regard to that License IP.

The Agreement may be terminated by Zander with regard to any of the License IP if a patent that has been granted by the United States patent and Trademark Office to The Company with regard to that License IP is terminated.

The Agreement may be terminated by either party in the event of a material breach by the other party.

On December 17, 2018 Regen Biopharma, Inc.(“Licensor”) , KCL Therapeutics, Inc. (“Assignee”) and Zander Therapeutics, Inc. (“Licensee”) entered into a LICENSE ASSIGNMENT AND CONSENT AGREEMENT whereby, with regards to certain intellectual property which was assigned by Regen Biopharma, Inc.(“Assigned Properties”) to its wholly owned subsidiary KCL Therapeutics, Inc., Licensor hereby transfers and assigns to Assignee all rights, duties, and obligations of Licensor under the Agreement with respect to the Assigned Properties , and Assignee agrees to assume such duties and obligations thereunder and be bound to the terms of the Agreement with respect thereto.

On December 16, 2019 Zander Therapeutics, Inc. (“Zander”), KCL Therapeutics, Inc. (“KCL”) and Regen Biopharma, Inc. (“Regen”) entered into an agreement (“Agreement”) whereby:

1) Zander shall return for cancellation 194,285,714 shares of the Series A Preferred stock of Regen (“Conversion Shares”) acquired by Zander through conversion of $340,000 of principal indebtedness of a $350,000 convertible note payable issued by Regen to Zander. Subsequent to this event the principal amount due to Zander by Regen pursuant to the Convertible Note shall be $350,000 which shall be applied pursuant to the Agreement.

2) A $35,000 one time charge due to Zander by Regen (“One Time Charge”) shall be applied pursuant to the Agreement.

3) $75,900 of principal indebtedness due to Regen by Zander and $4,328 of accrued but unpaid interest due by Regen to Zander shall be applied pursuant to the Agreement.

No actions were taken by any of the parties to enforce the terms of the Agreement.

On April 15, 2021 the Agreement was amended as follows so that the material terms and conditions shall be:

a) Zander shall not return the Conversion shares for cancellation and the principal indebtedness of the aforementioned convertible note shall not reflect such return

b) As of December 16, 2019 all principal and accrued interest payable by Regen to Zander on that date resulting from Promissory Notes issued by Regen to Zander shall be credited towards amounts due by Zander pursuant to that agreement, as amended, entered into by and between Zander and Regen on June 23, 2015 (“License Agreement”) whereby Regen granted to Zander an exclusive worldwide right and license for the development and commercialization of certain intellectual property controlled by Regen for non-human veterinary therapeutic use for a term of fifteen years and that License Assignment And Consent agreement entered into by and between Regen, KCL and Zander on December 17, 2018 whereby Regen transferred and assigned to KCL all rights, duties, and obligations of Regen under the License Agreement and KCL agreed to assume such duties and obligations thereunder and be bound to the terms of the License Agreement with respect thereto.

Zander and Regen are under common control.

On September 30, 2018 Regen Biopharma, Inc. (“Regen”) issued a convertible promissory note in the principal amount of $350,000 (“Note”) to Zander Therapeutics, Inc. (“Zander”). Consideration for the Note consisted of $350,000. A onetime interest charge of 10% of the principal amount shall be applied to the principal amount of the Note. The Note is due and payable 24 months from the effective date.

Zander has the right, at any time after the September 30, 2018, at its election, to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of Series A Preferred stock of Regen as per this conversion formula: Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price is the greater of $0.0001 or 60% of the lowest trade price in the 25 trading days previous to the conversion. Zander, at any time prior to selling all of the shares from a conversion, may, for any reason, rescind any portion, in whole or in part, of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the Principal Sum with the rescinded conversion shares returned to Regen.

As of June 30, 2023, $10,000 of the principal amount of the Note remains outstanding.

On October 8,2021 the Company entered into an agreement with Dr. Brian Koos, MD PhD whereby Dr. Brian Koos would provide services to the Company consisting of :

a) Reviewing existing publications on research being conducted on Checkpoint NR2F6.

b) Identifying the most promising applications for the Company’s technology

c) Drafting a “white paper” on results for 1(b)

d) Making introductions to known experts in appropriate fields identified in 1(b).

Dr. Brian Koos is to be paid compensated $117,000 as total consideration for performing the abovementioned tasks. During the quarter ended December 31, 2021 Dr. Brian Koos was paid the amount of $80,275 and during the quarter ended June 30, 2022 Dr. Brian Koos was paid $36,975. Dr. Brian Koos is the brother of David Koos the Chairman and Chief Executive Officer of the Company.

As of June 30, 2023 the Company is indebted to David R. Koos the Company’s sole officer and director in the amount of $710. $710 lent to the Company by Koos is due and payable at the demand of the holder and bear simple interest at a rate of 15% per annum.

On January 13, 2022 Regen Biopharma, Inc. entered into a sublease agreement with BST Partners (“BST”) whereby Regen Biopharma, Inc. would sublet office space located at 4700 Spring Street, Suite 304, La Mesa, California 91942 from BST on a month to month basis for $5,000 per month beginning January 14, 2022.

BST Partners is controlled by David Koos who serves as the sole officer and director of Regen Biopharma, Inc.

NOTE 6. RELATED PARTY TRANSACTIONS

On June 23, 2015 the Company entered into an agreement (“Agreement”) with Zander Therapeutics, Inc. ( “Zander”) whereby The Company granted to Zander an exclusive worldwide right and license for the development and commercialization of certain intellectual property controlled by The Company (” License IP”) for non-human veterinary therapeutic use for a term of fifteen years. Zander is under common control with the Company.

Pursuant to the Agreement, Zander shall pay to The Company one-time, non-refundable, upfront payment of one hundred thousand US dollars ($100,000) as a license initiation fee which must be paid within 90 days of June 23, 2015 and an annual non-refundable payment of one hundred thousand US dollars ($100,000) on July 15th, 2016 and each subsequent anniversary of the effective date of the Agreement.

The abovementioned payments may be made, at Zander’s discretion, in cash or newly issued common stock of Zander.

Pursuant to the Agreement, Zander shall pay to The Company royalties equal to four percent (4%) of the Net Sales , as such term is defined in the Agreement, of any Licensed Products, as such term is defined in the Agreement, in a Quarter.

Pursuant to the Agreement, Zander will pay The Company ten percent (10%) of all consideration (in the case of in-kind consideration, at fair market value as monetary consideration) received by Zander from sublicensees ( excluding royalties from sublicensees based on Net Sales of any Licensed Products for which The Company receives payment pursuant to the terms and conditions of the Agreement).

Zander is obligated pay to The Company minimum annual royalties of ten thousand US dollars ($10,000) payable per year on each anniversary of the Effective Date of this Agreement, commencing on the second anniversary of June 23, 2015. This minimum annual royalty is only payable to the extent that royalty payments made during the preceding 12-month period do not exceed ten thousand US dollars ($10,000).

The Agreement may be terminated by The Company:

If Zander has not sold any Licensed Product by ten years of the effective date of the Agreement or Zander has not sold any Licensed Product for any twelve (12) month period after Zander’s first commercial sale of a Licensed Product.

The Agreement may be terminated by Zander with regard to any of the License IP if by five years from the date of execution of the Agreement a patent has not been granted by the United States patent and Trademark Office to The Company with regard to that License IP.

The Agreement may be terminated by Zander with regard to any of the License IP if a patent that has been granted by the United States patent and Trademark Office to The Company with regard to that License IP is terminated.

The Agreement may be terminated by either party in the event of a material breach by the other party.

On December 17, 2018 Regen Biopharma, Inc.(“Licensor”) , KCL Therapeutics, Inc. (“Assignee”) and Zander Therapeutics, Inc. (“Licensee”) entered into a LICENSE ASSIGNMENT AND CONSENT AGREEMENT whereby, with regards to certain intellectual property which was assigned by Regen Biopharma, Inc.(“Assigned Properties”) to its wholly owned subsidiary KCL Therapeutics, Inc., Licensor hereby transfers and assigns to Assignee all rights, duties, and obligations of Licensor under the Agreement with respect to the Assigned Properties , and Assignee agrees to assume such duties and obligations thereunder and be bound to the terms of the Agreement with respect thereto.

On December 16, 2019 Zander Therapeutics, Inc. (“Zander”), KCL Therapeutics, Inc. (“KCL”) and Regen Biopharma, Inc. (“Regen”) entered into an agreement (“Agreement”) whereby:

1) Zander shall return for cancellation 194,285,714 shares of the Series A Preferred stock of Regen (“Conversion Shares”) acquired by Zander through conversion of $340,000 of principal indebtedness of a $350,000 convertible note payable issued by Regen to Zander. Subsequent to this event the principal amount due to Zander by Regen pursuant to the Convertible Note shall be $350,000 which shall be applied pursuant to the Agreement.

2) A $35,000 one time charge due to Zander by Regen (“One Time Charge”) shall be applied pursuant to the Agreement.

3) $75,900 of principal indebtedness due to Regen by Zander and $4,328 of accrued but unpaid interest due by Regen to Zander shall be applied pursuant to the Agreement.

No actions were taken by any of the parties to enforce the terms of the Agreement.

On April 15, 2021 the Agreement was amended as follows so that the material terms and conditions shall be:

a) Zander shall not return the Conversion shares for cancellation and the principal indebtedness of the aforementioned convertible note shall not reflect such return

b) As of December 16, 2019 all principal and accrued interest payable by Regen to Zander on that date resulting from Promissory Notes issued by Regen to Zander shall be credited towards amounts due by Zander pursuant to that agreement, as amended, entered into by and between Zander and Regen on June 23, 2015 (“License Agreement”) whereby Regen granted to Zander an exclusive worldwide right and license for the development and commercialization of certain intellectual property controlled by Regen for non-human veterinary therapeutic use for a term of fifteen years and that License Assignment And Consent agreement entered into by and between Regen, KCL and Zander on December 17, 2018 whereby Regen transferred and assigned to KCL all rights, duties, and obligations of Regen under the License Agreement and KCL agreed to assume such duties and obligations thereunder and be bound to the terms of the License Agreement with respect thereto.

Zander and Regen are under common control.

On September 30, 2018 Regen Biopharma, Inc. (“Regen”) issued a convertible promissory note in the principal amount of $350,000 (“Note”) to Zander Therapeutics, Inc. (“Zander”). Consideration for the Note consisted of $350,000. A onetime interest charge of 10% of the principal amount shall be applied to the principal amount of the Note. The Note is due and payable 24 months from the effective date.

Zander has the right, at any time after the September 30, 2018, at its election, to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of Series A Preferred stock of Regen as per this conversion formula: Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price is the greater of $0.0001 or 60% of the lowest trade price in the 25 trading days previous to the conversion. Zander, at any time prior to selling all of the shares from a conversion, may, for any reason, rescind any portion, in whole or in part, of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the Principal Sum with the rescinded conversion shares returned to Regen.

As of September 30, 2021, $10,000 of the principal amount of the Note remains outstanding.

On October 8,2021 the Company entered into an agreement with Dr. Brian Koos, MD PhD whereby Dr. Brian Koos would provide services to the Company consisting of :

a) Reviewing existing publications on research being conducted on Checkpoint NR2F6.

b) Identifying the most promising applications for the Company’s technology

c) Drafting a “white paper” on results for 1(b)

d) Making introductions to known experts in appropriate fields identified in 1(b).

Dr. Brian Koos is to be paid compensated $117,000 as total consideration for performing the abovementioned tasks. During the quarter ended December 31, 2021 Dr. Brian Koos was paid the amount of $80,275 and during the quarter ended March 31, 2022 Dr. Brian Koos was paid $36,975. Dr. Brian Koos is the brother of David Koos the Chairman and Chief Executive Officer of the Company.

As of September 30, 2022 the Company is indebted to David R. Koos the Company’s sole officer and director in the amount of $710. $710 lent to the Company by Koos is due and payable at the demand of the holder and bear simple interest at a rate of 15% per annum.

During the quarter ended December 31, 2021 the Company paid $5,000 of rental expenses to the landlord of BST Partners as consideration to BST Partners for use of office space. BST Partners is controlled by David R. Koos the Chairman and Chief Executive Officer of the Company.

On January 13, 2022 Regen Biopharma, Inc. entered into a sublease agreement with BST Partners (“BST”) whereby Regen Biopharma, Inc. would sublet office space located at 4700 Spring Street, Suite 304, La Mesa, California 91942 from BST on a month to month basis for $5,000 per month beginning January 14, 2022.

BST Partners is controlled by David Koos who serves as the sole officer and director of Regen Biopharma, Inc.

On August 8, 2022 the Company sold 18,200 common shares of Oncology Pharma, Inc. to Zander Therapeutics, Inc. for consideration consisting of $25,000 cash.